Frank Value Fund Average Annual Total Returns - Frank Value Fund	12 Months Ended										60 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2023
INVESTOR CLASS
Prospectus [Line Items]
Average Annual Return, Percent	14.78%	4.18%	6.40%	12.84%	4.15%	(2.23%)	(2.81%)	3.56%	(6.21%)	3.74%	8.38%	3.65%
INVESTOR CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.55%										7.03%	2.50%
INVESTOR CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.84%										6.31%	2.56%
INVESTOR CLASS | Russell MidCap Value Index
Prospectus [Line Items]
Average Annual Return, Percent	13.44%										8.89%	12.03%
CLASS C
Prospectus [Line Items]
Average Annual Return, Percent	13.99%										7.57%	2.88%
CLASS C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.37%										6.42%	1.81%
CLASS C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.50%										5.78%	2.00%
CLASS C | Russell MidCap Value Index
Prospectus [Line Items]
Average Annual Return, Percent	13.44%										8.89%	12.03%
INSTITUTIONAL CLASS
Prospectus [Line Items]
Average Annual Return, Percent	15.13%										8.67%	3.92%
INSTITUTIONAL CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	12.19%										7.32%	2.76%
INSTITUTIONAL CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.03%										6.53%	2.76%
INSTITUTIONAL CLASS | Russell MidCap Value Index
Prospectus [Line Items]
Average Annual Return, Percent	13.44%										8.89%	12.03%